Net income (loss) per common share	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
Net income (loss) per common share	Net income (loss) per common share:
Diluted net income (loss) per common share is calculated by considering the potential dilution that would occur if outstanding stock options and, under certain circumstances, TSARs were exercised or converted to common shares.
Outstanding TSARs may be settled in cash or common shares at the holder’s option and for purposes of calculating diluted net income (loss) per common share, the more dilutive of the cash-settled and equity-settled method is used, regardless of how the plan is accounted for. Accordingly, TSARs that are accounted for using the cash-settled method will require adjustments to the numerator and denominator if the equity-settled method is determined to have a dilutive effect on diluted net income (loss) per common share as compared to the cash-settled method. The cash-settled method was more dilutive for the year ended December 31, 2020, and no adjustment was required for both the numerator and denominator. The equity-settled method was more dilutive for the year ended December 31, 2019, and an adjustment was required for both the numerator and denominator.
Stock options and, if calculated using the equity-settled method, TSARs are considered dilutive when the average market price of the Company’s common shares during the period disclosed exceeds the exercise price of the stock option or TSAR. For the year ended December 31, 2020 stock options were not dilutive, resulting in no adjustment to the denominator. For the year ended December 31, 2019, stock options were considered dilutive, resulting in an adjustment to the denominator.

A reconciliation of the numerator used for the purposes of calculating diluted net income (loss) per common share is as follows:

For the years ended December 31	2020	2019
Numerator for basic net income (loss) per common share	(156,678)	$87,767
Adjustment for the effect of TSARs:
Cash-settled recovery included in net income	—	(5,433)
Equity-settled expense	—	(4,807)
Numerator for diluted net income (loss) per common share	(156,678)	$77,527
A reconciliation of the denominator used for the purposes of calculating basic and diluted net income (loss) per common share is as follows:

For the years ended December 31	2020	2019
Denominator for basic net income (loss) per common share	76,196,395	76,592,413
Effect of dilutive stock options	—	17,325
Effect of dilutive TSARS	—	82,756
Denominator for diluted net income (loss) per common share	76,196,395	76,692,494
For the years ended December 31, 2020 and 2019, basic and diluted net income (loss) per common share attributable to Methanex shareholders were as follows:

For the years ended December 31	2020	2019
Basic net income (loss) per common share	$(2.06)	$1.15
Diluted net income (loss) per common share	$(2.06)	$1.01